Property And Equipment	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Leasehold improvements	$58,433	$56,608
Furniture and fixtures	4,686	3,888
Computer equipment	15,043	9,785
Internal use software	3,796	1,679
Office equipment	9,484	8,934
Construction in process	5,227	3,212
Total, at cost	96,669	84,106
Less accumulated depreciation	(24,479)	(16,710)
Property and equipment, net	$72,190	$67,396

The Company recorded depreciation expense of $2,784 and $1,956 for the three-months ended September 30, 2020 and 2019, respectively, and $7,769 and $5,344 for the nine-months ended September 30, 2020 and 2019, respectively.